Post-employment benefits - Plan assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefits [Line Items]
Interest expense (income), net defined benefit liability (asset)		€ 13	€ 22	€ 23
Current service cost, net defined benefit liability (asset)	€ 42
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	€ 1,403	2,526	2,164
Interest expense (income), net defined benefit liability (asset)		58	77
Current service cost, net defined benefit liability (asset)		1	1
Return on plan assets, net defined benefit liability (asset)		268	305
Contributions to plan by plan participants, net defined benefit liability (asset)		15	12
Contributions to plan by employer, net defined benefit liability (asset)		34	28
Gains (losses) arising from settlements, net defined benefit liability (asset)		(1,205)	(1)
Payments from plan, net defined benefit liability (asset)		221	159
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		(71)	103
Net defined benefit liability (asset) at end of period		€ 1,403	€ 2,526	€ 2,164